Finance income/(expenses), net - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance Income (Expense) [Abstract]
Exchange rate, appreciation (depreciation) of US dollar against Euro	3.03%
Foreign exchange loss	€ 3.9
Foreign exchange gain		€ 7.8